Commitments and Contingencies (Details) - CIK0001848000_LAKESHORE ACQUISITION I CORP - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Aggregate deferred underwriting fee payable	$ 1,640,100	$ 1,640,100
Percentage of gross offering proceeds	3.00%	3.00%